SCHEDULE OF FIXED ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (16,980)	$ (11,129)
Fixed assets	359,106	356,447
Non Residential Property [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures – 5 year-life	$ 345,497	$ 345,497
Useful life	20 years	20 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures – 5 year-life	$ 14,282	$ 5,772
Useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures – 5 year-life	$ 16,307	$ 16,307
Useful life	5 years	5 years